Consolidated statement of changes in equity - AUD ($) $ in Thousands	Total	Issued Capital [Member]	Foreign Currency Translation Reserve [Member]	Equity Compensation Reserve [Member]	Accumulated Losses [Member]
Beginning balance at Jun. 30, 2019	$ 95,655	$ 113,013	$ 1,566	$ 8,711	$ (27,635)
Changes in equity
Loss for the year	(5,446)	0	0	0	(5,446)
Other comprehensive income
Foreign currency translation differences on foreign operations	(175)	0	(175)	0	0
Other comprehensive income/(loss) (net of tax)	(175)	0	(175)	0	0
Total comprehensive profit / (loss) for the year	(5,621)	0	(175)	0	(5,446)
Issue of share capital
Ordinary shares cash	40,000	40,000	0	0	0
Ordinary shares non-cash	0
Proceeds from unlisted options exercised	578	578	0	0	0
Share-based payments
Share-based payments expensed/capitalised	1,233	0	0	1,233	0
Fair value of unlisted options exercised	0	1,076		(1,076)
Fair value of performance rights vested	0	422	0	(422)	0
Share issue costs	(1,799)	(1,799)	0	0	0
Ending balance at Jun. 30, 2020	130,046	153,290	1,391	8,446	(33,081)
Changes in equity
Loss for the year	(10,326)	0	0	0	(10,326)
Other comprehensive income
Foreign currency translation differences on foreign operations	(8,040)	0	(8,040)	0	0
Other comprehensive income/(loss) (net of tax)	(8,040)	0	(8,040)	0	0
Total comprehensive profit / (loss) for the year	(18,366)	0	(8,040)	0	(10,326)
Issue of share capital
Ordinary shares cash	80,000	80,000	0	0	0
Ordinary shares non-cash	374	374	0	0	0
Share-based payments
Share-based payments expensed/capitalised	2,516	0	0	2,516	0
Fair value of unlisted options exercised	0	0	0	0	0
Fair value of performance rights vested	0	581	0	(581)	0
Share issue costs	(3,515)	(3,515)	0	0	0
Ending balance at Jun. 30, 2021	191,055	230,730	(6,649)	10,381	(43,407)
Changes in equity
Loss for the year	(12,583)	0	0	0	(12,583)
Other comprehensive income
Foreign currency translation differences on foreign operations	12,836	0	12,836	0	0
Other comprehensive income/(loss) (net of tax)	12,836	0	12,836	0	0
Total comprehensive profit / (loss) for the year	253	0	12,836	0	(12,583)
Issue of share capital
Ordinary shares cash	95,584	95,584	0	0	0
Ordinary shares non-cash	0
Proceeds from unlisted options exercised	7,900	7,900	0	0	0
Share-based payments
Share-based payments expensed/capitalised	3,300	0	0	3,300	0
Fair value of unlisted options exercised	1	4,617	0	(4,616)	0
Fair value of performance rights vested	0	1,360	0	(1,360)	0
Share issue costs	(2,697)	(2,697)	0	0	0
Ending balance at Jun. 30, 2022	$ 295,396	$ 337,494	$ 6,187	$ 7,705	$ (55,990)